Subsequent Events (Details)	12 Months Ended
	Jun. 30, 2022 CAD ($) shares	Jun. 30, 2022 USD ($) $ / shares shares
Subsequent Events [Abstract]
Remaining balance	$ 201,157	$ 156,105
Stock options exercisable (in Shares) | shares	38,082	38,082
Exercise price (in Dollars per share) | $ / shares		$ 7.5
Received additional grant income | $	$ 109,750